Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Distribution Systems
Property, Plant and Equipment

4. Property, Plant and Equipment

        Net property, plant and equipment consisted of the following as of each reporting period:

($ in Millions)	Depreciable Lives	March 31, 2015	December 31, 2014
Land		$33.0	$33.0
Building and Improvements	3 - 40 years	308.4	305.5
Poles	13 - 40 years	223.4	223.0
Fiber	7 - 40 years	1,850.7	1,841.2
Copper	7 - 40 years	3,439.0	3,430.8
Conduit	13 - 47 years	89.5	89.2
Construction in progress		53.2	34.0

		5,997.2	5,956.7
Less accumulated depreciation		(3,466.8)	(3,384.9)

Net property, plant and equipment		$2,530.4	$2,571.8

4. Property, Plant and Equipment:

        Net property, plant and equipment consisted of the following as of:

(Millions)	Depreciable Lives	December 31, 2014	December 31, 2013
Land		$33.0	$29.1
Building and improvements	3 - 40 years	305.5	298.3
Poles	13 - 40 years	223.0	217.1
Fiber	7 - 40 years	1,841.2	1,685.4
Copper	7 - 40 years	3,430.8	3,373.2
Conduit	13 - 47 years	89.2	89.0
Construction in progress		34.0	45.0

		5,956.7	5,737.1
Less accumulated depreciation		(3,384.9)	(3,054.1)

Net property, plant and equipment		$2,571.8	$2,683.0